Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies
Commitments and Contingencies

22.    Commitments and Contingencies

(a)    Operating lease Commitments

The Group leases its offices under non-cancelable operating lease agreements. Rental expenses under operating leases included in the Consolidated Statements of Comprehensive Loss were RMB17,878 and RMB14,780 for the years ended December 31, 2019 and 2020, respectively.

As of December 31, 2020, future minimum lease commitments under non-cancelable operating lease agreements, were as follows

Office and facilities
RMB
2021	27,180
2022	22,775
2023	19,384
2024	7,986
2025	6,927
Thereafter	—
Total	84,252

(b)    Capital commitment

As a limited partner of those equity method investees disclosed in note 10, the Group is committed to make further capital injection into the limited partnership in accordance with the respective partnership deeds. Such capital investment commitment amounted to RMB502,661 and RMB327,584 as of December 31, 2019 and 2020, respectively.